SUMMARY OF OTHER INTANGIBLE ASSETS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of period	$ 624,920
Carrying amount at the end of the period	520,472	$ 624,920
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	753,418
Carrying amount at the end of the period	794,682	753,418
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Domain names	41,264	720,550
Gross carrying amount [member] | Domain Names [member]
IfrsStatementLineItems [Line Items]
Domain names		32,868
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	(128,498)
Carrying amount at the end of the period	(274,210)	(128,498)
Amortization for the period	$ (145,712)	$ (128,498)